UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

          Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

         (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

06/30

Date of reporting period: 3/31/12

Item 1.  Schedule of Investments.

SCA Absolute Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Shares		Value

	COMMON STOCK - 9.6%
	AEROSPACE/DEFENSE - 0.2%
1,850	Raytheon Co. ^	$ 97,643
1,150	Spirit Aerosystems Holdings, Inc. - Cl. A * ^	28,129
		125,772
	AUTO MANUFACTURERS - 0.3%
6,500	Ford Motor Co.	81,185
1,700	Navistar International Corp. * ^	68,765
1,900	Oshkosh Corp. * ^	44,023
		193,973
	AUTO PARTS & EQUIPMENT - 0.2%
7,400	American Axle & Manufacturing Holdings, Inc. * ^	86,654

	BANKS - 1.3%
1,760	Banco Latinoamericano de Comercio Exterior SA	37,154
2,500	Capital One Financial Corp.	139,350
3,100	Citigroup, Inc.	113,305
3,100	JPMorgan Chase & Co.	142,538
6,500	Morgan Stanley	127,660
5,690	Regions Financial Corp.	37,497
4,100	Wells Fargo & Co.	139,974
		737,478
	BEVERAGES - 0.1%
2,010	Embotelladora Andina SA	67,596

	BIOTECHNOLOGY - 0.1%
800	Gilead Sciences, Inc. *	39,080
800	Life Technologies Corp. *	39,056
		78,136
	BUILDING MATERIALS - 0.1%
475	Martin Marietta Materials, Inc. ^	40,674
1,190	Simpson Manufacturing Co., Inc.	38,378
		79,052
	CHEMICALS - 0.3%
420	Air Products & Chemicals, Inc.	38,556
4,900	Huntsman Corp. ^	68,649
2,470	RPM International, Inc.	64,689
		171,894
	COMMERCIAL SERVICES - 0.4%
7,000	Hertz Global Holdings, Inc. *	105,280
3,550	Western Union Co.	62,480
1,700	Zillow, Inc. - Cl. A *	60,503
		228,263
	COMPUTERS - 0.2%
2,800	NetApp, Inc. *	125,356

	DISTRIBUTION/WHOLESALE - 0.2%
990	Genuine Parts Co.	62,123
200	WW Grainger, Inc. ^	42,962
		105,085
	ELECTRIC - 0.1%
1,430	GDF Suez	36,966

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
490	Hubbell, Inc.	38,504

	ELECTRONICS - 0.2%
1,030	TE Connectivity Ltd.	37,853
1,080	Thermo Fisher Scientific, Inc.	60,890
		98,743
	HEALTHCARE-PRODUCTS - 0.3%
3,400	Mindray Medical International Ltd. - ADR	112,098
1,950	Patterson Cos, Inc.	65,130
		177,228
	HOME BUILDERS - 0.1%
5,480	Brookfield Residential Properties, Inc. *	57,978

	INSURANCE - 0.1%
1,070	Arthur J Gallagher & Co.	38,242

	INTERNET - 0.5%
225	Google, Inc. - Cl. A *	144,279
3,100	Move, Inc. *	30,101
4,200	Yandex NV - Cl. A *	112,854
		287,234
	MACHINERY-DIVERSIFIED - 0.3%
460	Deere & Co.	37,214
600	Flowserve Corp. ^	69,306
1,380	Xylem, Inc.	38,295
		144,815
	MINING - 0.2%
870	Compass Minerals International, Inc.	62,414
1,600	Freeport-McMoRan Copper & Gold, Inc.	60,864
		123,278
	MISCELLANEOUS MANUFACTURING - 0.6%
1,270	Actuant Corp.	36,817
6,800	General Electric Co.	136,476
1,640	ITT Corp.	37,622
1,580	Pentair, Inc.	75,224
800	SPX Corp.	62,024
		348,163
	OIL & GAS - 1.6%
1,550	Approach Resources, Inc. * ^	57,273
900	Cabot Oil & Gas Corp. ^	28,053
3,400	Comstock Resources, Inc. * ^	53,822
750	Devon Energy Corp. ^	53,340
1,880	Exxon Mobil Corp. ^	163,052
700	Hess Corp. ^	41,265
2,050	HollyFrontier Corp. ^	65,908
2,000	Marathon Oil Corp. ^	63,400
1,000	Marathon Petroleum Corp.	43,360
1,400	Petroleum Development Corp. * ^	51,926
400	Pioneer Natural Resources Co. ^	44,636
4,000	Rex Energy Corp. * ^	42,720
2,200	Transocean Ltd.	120,340
460	Whiting Petroleum Corp. *	24,978
2,900	WPX Energy, Inc. *	52,229
		906,302
	OIL & GAS SERVICES - 0.1%
5,000	Weatherford International Ltd. * ^	75,450

	PHARMACEUTICALS - 0.2%
2,000	Teva Pharmaceutical Industries Ltd.	90,120

	REAL ESTATE - 0.4%
1,950	Brookfield Asset Management, Inc.	61,562
3,540	Brookfield Office Properties, Inc.	61,773
3,920	Cheung Kong Holdings Ltd.	50,411
980	Howard Hughes Corp. *	62,593
		236,339
	REITS - 0.2%
1,530	Plum Creek Timber Co., Inc.	63,587
2,840	Senior Housing Properties Trust	62,622
		126,209
	RETAIL - 0.1%
2,190	Urban Outfitters, Inc. *	63,751

	SEMICONDUCTORS - 0.6%
2,300	Aeroflex Holding Corp. *	25,622
2,600	Broadcom Corp. *	102,180
2,600	Cavium, Inc. *	80,444
2,000	QUALCOMM, Inc.	136,040
		344,286
	SOFTWARE - 0.2%
6,200	Electronic Arts, Inc. *	102,176

	TELECOMMUNICATIONS - 0.2%
2,800	Aruba Networks, Inc. *	62,384
2,600	Juniper Networks, Inc. *	59,488
		121,872
	TRANSPORTATION - 0.1%
1,330	Alexander & Baldwin, Inc.	64,439

	TOTAL COMMON STOCK (Cost - $5,487,350)	5,481,354

	MUTUAL FUNDS - 47.8%
	ASSET ALLOCATION FUND - 30.5%
137,578	Altegris Macro Strategy Fund *	1,318,001
243,842	Altegris Managed Futures Strategy Fund *	2,311,618
309,196	Forum Funds - Absolute Strategies Fund	3,422,796
81,323	Grant Park Managed Futures Strategy Fund *	788,024
15,050	Guggenheim Multi-Hedge Strategies Fund	339,237
408,333	Hatteras Alpha Hedged Strategies Fund	4,409,997
308,428	IQ Alpha Hedge Strategy Fund *	3,176,810
39,450	Ivy Asset Strategy Fund	1,005,587
9,948	Permanent Portfolio	484,871
		17,256,941
	DEBT FUND - 2.0%
91,979	Hussman Strategic Total Return Fund	1,127,657

	EQUITY FUND - 15.3%
107,108	Calamos Market Neutral Income Fund	1,330,283
11,727	CGM Focus Fund *	350,181
60,870	Convergence Core Plus Fund *	828,436
12,538	Fairholme Fund	380,651
440,392	Goldman Sachs Absolute Return Tracker Fund *	4,025,186
13,364	Matthews Asia Growth Fund	229,319
29,208	Oppenheimer Developing Markets Fund	972,328
18,480	Robeco Boston Partners Long/Short Research Fund *	218,069
4,910	Wells Fargo Advantage Precious Metals Fund	345,787
		8,680,240

	TOTAL MUTUAL FUNDS (Cost - $26,532,945)	27,064,838

	EXCHANGE TRADED FUNDS - 18.5%
	DEBT FUND - 2.2%
14,520	SPDR Barclays Capital Aggregate Bond ETF	838,675
4,500	Vanguard Total Bond Market ETF	374,760
		1,213,435
	EQUITY FUND - 16.3%
26,159	iShares Dow Jones Select Dividend Index Fund	1,463,858
7,869	iShares Russell 2000 Index Fund	651,947
15,754	iShares Russell 3000 Index Fund	1,311,993
10,666	iShares Russell Midcap Index Fund	1,180,940
19,654	Powershares QQQ Trust Series 1	1,327,628
16,825	Vanguard MSCI Emerging Markets ETF	731,383
40,100	Vanguard S&P 500 ETF	2,581,237
		9,248,986

	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,664,770)	10,462,421

	PRIVATE NOTES - 3.9%
2,200,000	Aequitas Capital (a)	2,200,000
	(Cost - $2,200,000)

	STRUCTURED NOTES - 6.6%
2,250,000	Deutsche Bank AG	2,030,850
1,670,000	JPMorgan Chase	1,725,611
	(Cost - $3,909,951)	3,756,461

Contracts**	OPTIONS PURCHASED* - 0.1%
	CALL OPTIONS - 0.0%
105	Cisco Systems, Inc.	12,390
	Expiration April 2012, Exercise Price $20.00
120	Electronic Arts, Inc.	4,200
	Expiration April 2012, Exercise Price $17.00
5	Google, Inc-Cl A	5,450
	Expiration April 2012, Exercise Price $670.00
96	iShares Barclays 20+ Year Treasury Bond Fund	192
	Expiration March 2012, Exercise Price $114.00
25	Paychex, Inc.	375
	Expiration April 2012, Exercise Price $32.00
60	Yahoo, Inc.	3,240
	Expiration April 2012, Exercise Price $15.00
	PUT OPTIONS - 0.1%
26	Cavium, Inc.	3,120
	Expiration April 2012, Exercise Price $31.00
120	Electronic Arts, Inc.	4,320
	Expiration April 2012, Exercise Price $16.00
96	iShares Barclays 20+ Year Treasury Bond Fund	18,816
	Expiration March 2012, Exercise Price $114.00

	TOTAL OPTIONS PURCHASED (Cost - $55,316)	52,103

Shares	SHORT-TERM INVESTMENTS - 17.5%
	MONEY MARKET FUND - 17.5%
9,929,591	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22%+	9,929,591
	(Cost - $9,929,591)

	TOTAL INVESTMENTS - 104.0% (Cost - $57,779,923)	$ 58,946,768
	SECURITIES SOLD SHORT - (5.1) %	(2,898,216)
	OPTIONS WRITTEN - (0.0) %	(17,016)
	OTHER ASSETS LESS LIABILITIES - 1.1%	612,537
	NET ASSETS - 100.0%	$ 56,644,073

Shares	SECURITIES SOLD SHORT* - (5.1) %	Value
1,000	BorgWarner, Inc.	$ 84,340
1,025	Caterpillar, Inc.	109,183
500	Chevron Corp.	53,620
950	Continental Resources, Inc.	81,529
2,250	Dow Chemical Co.	77,940
900	Fastenal Co.	48,690
4,000	Goodrich Petroleum Corp.	76,080
1,150	Hexcel Corp.	27,612
400	International Business Machines Corp.	83,460
850	Norfolk Southern Corp.	55,956
1,350	Northrop Grumman Corp.	82,458
1,250	Plains Exploration & Production Co.	53,313
9,800	Powershares QQQ Trust Series 1	661,990
1,150	Royal Dutch Shell PLC	80,650
1,150	Schlumberger Ltd.	80,420
6,800	SPDR S&P 500 ETF Trust	956,896
1,400	Stone Energy Corp.	40,026
1,750	Tesoro Corp.	46,970
850	United Technologies Corp.	70,499
1,500	Valero Energy Corp.	38,655
2,300	Verizon Communications, Inc.	87,929
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,936,971)	2,898,216

Contracts**
	OPTIONS WRITTEN* - (0.0) %
	CALL OPTIONS - (0.0) %
96	iShares Barclays 20+ Year Treasury Bond Fund	192
	Expiration March 2012, Exercise Price $114.00
44	SPDR S&P 500 ETF Trust	44
	Expiration March 2012, Exercise Price $143.00
	PUT OPTIONS - (0.0) %
52	Cavium, Inc.	2,340
	Expiration May 2012, Exercise Price $26.00
73	Home Inns & Hotels Mgmt- ADR	7,300
	Expiration June 2012, Exercise Price $22.00
28	SINA Corp.	7,140
	Expiration April 2012, Exercise Price $62.50
	TOTAL OPTIONS WRITTEN (Premiums $18,429)	17,016

* Non-Income producing security.
** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying stock.
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
^ All or part of the security was held as collateral for securities sold short as of March 31, 2012.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 3.9% of net assets and they have been fair valued under procedures by the Fund's Board of Trustees.

At March 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 1,741,765
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(534,752)
Net unrealized appreciation		$ 1,207,013

SCA Directional Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2012
Shares		Value

	COMMON STOCK - 10.3%
	AEROSPACE/DEFENSE - 0.2%
1,450	Raytheon Co.	$ 76,531
900	Spirit Aerosystems Holdings, Inc. - Cl. A *	22,014
		98,545
	AUTO MANUFACTURERS - 0.3%
5,000	Ford Motor Co.	62,450
1,350	Navistar International Corp. *	54,608
1,400	Oshkosh Corp. *	32,438
		149,496
	AUTO PARTS & EQUIPMENT - 0.1%
4,800	American Axle & Manufacturing Holdings, Inc. *	56,208

	BANKS - 1.3%
1,760	Banco Latinoamericano de Comercio Exterior SA	37,154
1,900	Capital One Financial Corp.	105,906
2,400	Citigroup, Inc.	87,720
2,400	JPMorgan Chase & Co.	110,352
5,000	Morgan Stanley	98,200
5,690	Regions Financial Corp.	37,497
3,100	Wells Fargo & Co.	105,834
		582,663
	BEVERAGES - 0.2%
2,010	Embotelladora Andina SA	67,596

	BIOTECHNOLOGY - 0.2%
800	Gilead Sciences, Inc. *	39,080
800	Life Technologies Corp. *	39,056
		78,136
	BUILDING MATERIALS - 0.2%
375	Martin Marietta Materials, Inc.	32,111
1,190	Simpson Manufacturing Co., Inc.	38,378
		70,489
	CHEMICALS - 0.4%
420	Air Products & Chemicals, Inc.	38,556
3,900	Huntsman Corp.	54,639
2,470	RPM International, Inc.	64,689
		157,884
	COMMERCIAL SERVICES - 0.4%
5,500	Hertz Global Holdings, Inc. *	82,720
3,550	Western Union Co.	62,480
1,300	Zillow, Inc. - Cl. A *	46,267
		191,467
	COMPUTERS - 0.2%
2,200	NetApp, Inc. *	98,494

	DISTRIBUTION/WHOLESALE - 0.2%
990	Genuine Parts Co.	62,123
150	WW Grainger, Inc.	32,222
		94,345
	ELECTRIC - 0.1%
1,430	GDF Suez	36,966

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
490	Hubbell, Inc.	38,504

	ELECTRONICS - 0.2%
1,030	TE Connectivity Ltd.	37,853
1,080	Thermo Fisher Scientific, Inc.	60,890
		98,743
	HEALTHCARE-PRODUCTS - 0.3%
2,600	Mindray Medical International Ltd. - ADR	85,722
1,950	Patterson Cos, Inc.	65,130
		150,852
	HOME BUILDERS - 0.1%
5,480	Brookfield Residential Properties, Inc. *	57,978

	INSURANCE - 0.1%
1,070	Arthur J Gallagher & Co.	38,242

	INTERNET - 0.5%
175	Google, Inc. - Cl. A *	112,217
2,400	Move, Inc. *	23,304
3,300	Yandex NV - Cl. A *	88,671
		224,192
	MACHINERY-DIVERSIFIED - 0.3%
460	Deere & Co.	37,214
475	Flowserve Corp.	54,867
1,380	Xylem, Inc.	38,295
		130,376
	MINING - 0.3%
870	Compass Minerals International, Inc.	62,414
1,600	Freeport-McMoRan Copper & Gold, Inc.	60,864
		123,278
	MISCELLANEOUS MANUFACTURING - 0.7%
1,270	Actuant Corp.	36,817
5,200	General Electric Co.	104,364
1,640	ITT Corp.	37,622
1,580	Pentair, Inc.	75,224
800	SPX Corp.	62,024
		316,051
	OIL & GAS - 1.6%
1,200	Approach Resources, Inc. *	44,340
700	Cabot Oil & Gas Corp.	21,819
2,700	Comstock Resources, Inc. *	42,741
500	Devon Energy Corp.	35,560
1,630	Exxon Mobil Corp.	141,370
550	Hess Corp.	32,423
1,625	HollyFrontier Corp.	52,244
1,500	Marathon Oil Corp.	47,550
750	Marathon Petroleum Corp.	32,520
1,100	Petroleum Development Corp. *	40,799
300	Pioneer Natural Resources Co.	33,477
3,000	Rex Energy Corp. *	32,040
1,600	Transocean Ltd.	87,520
460	Whiting Petroleum Corp. *	24,978
2,900	WPX Energy, Inc. *	52,229
		721,610
	OIL & GAS SERVICES - 0.1%
3,950	Weatherford International Ltd. *	59,606

	PHARMACEUTICALS - 0.2%
1,500	Teva Pharmaceutical Industries Ltd.	67,590

	REAL ESTATE - 0.5%
1,950	Brookfield Asset Management, Inc.	61,562
3,540	Brookfield Office Properties, Inc.	61,773
3,920	Cheung Kong Holdings Ltd.	50,411
980	Howard Hughes Corp. *	62,593
		236,339
	REITS - 0.3%
1,530	Plum Creek Timber Co., Inc.	63,587
2,840	Senior Housing Properties Trust	62,622
		126,209
	RETAIL - 0.1%
2,190	Urban Outfitters, Inc. *	63,751

	SEMICONDUCTORS - 0.6%
1,700	Aeroflex Holding Corp. *	18,938
1,900	Broadcom Corp. *	74,670
1,900	Cavium, Inc. *	58,786
1,500	QUALCOMM, Inc.	102,030
		254,424
	SOFTWARE - 0.2%
4,800	Electronic Arts, Inc. *	79,104

	TELECOMMUNICATIONS - 0.2%
2,200	Aruba Networks, Inc. *	49,016
1,900	Juniper Networks Inc. *	43,472
		92,488
	TRANSPORTATION - 0.1%
1,330	Alexander & Baldwin, Inc.	64,439

	TOTAL COMMON STOCK ( Cost - $4,623,896)	4,626,065

	MUTUAL FUNDS - 43.8%
	ASSET ALLOCATION FUND - 23.8%
120,288	Altegris Macro Strategy Fund *	1,152,357
162,086	Altegris Managed Futures Strategy Fund *	1,536,575
154,745	Forum Funds - Absolute Strategies Fund	1,713,033
67,939	Grant Park Managed Futures Strategy Fund *	658,329
24,316	Guggenheim Multi-Hedge Strategies Fund	548,088
180,039	Hatteras Alpha Hedged Strategies Fund	1,944,426
126,091	IQ Alpha Hedge Strategy Fund *	1,298,739
51,047	Ivy Asset Strategy Fund	1,301,196
11,631	Permanent Portfolio	566,914
		10,719,657
	EQUITY FUND - 20.0%
79,347	Calamos Market Neutral Income Fund	985,485
16,825	CGM Focus Fund *	502,385
58,770	Convergence Core Plus Fund *	799,866
12,839	Fairholme Fund	389,799
220,278	Goldman Sachs Absolute Return Tracker Fund *	2,013,337
47,624	Matthews Asia Growth Fund	817,224
39,530	Oppenheimer Developing Markets Fund	1,315,942
131,136	Robeco Boston Partners Long/Short Research Fund *	1,547,408
8,734	Wells Fargo Advantage Precious Metals Fund	615,122
		8,986,568

	TOTAL MUTUAL FUNDS ( Cost - $19,078,415)	19,706,225

	EXCHANGE TRADED FUNDS - 25.5%
	EQUITY FUND - 25.5%
29,290	iShares Dow Jones Select Dividend Index Fund	1,639,068
17,985	iShares Russell 2000 Index Fund	1,490,057
6,066	iShares Russell 3000 Index Fund	505,176
13,446	iShares Russell Midcap Index Fund	1,488,741
27,451	Powershares QQQ Trust Series 1	1,854,315
30,602	Vanguard MSCI Emerging Markets ETF	1,330,269
49,245	Vanguard S&P 500 ETF	3,169,901

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $10,531,662)	11,477,527

	STRUCTURED NOTES - 6.5%
1,750,000	Deutsche Bank AG	1,579,550
1,330,000	JPMorgan Chase	1,374,289
	(Cost - $3,074,589)	2,953,839

Contracts**	OPTIONS PURCHASED* - 0.1%
	CALL OPTIONS - 0.0%
85	Cisco Systems, Inc. *	10,030
	Expiration April 2012, Exercise Price $20.00
100	Electronic Arts, Inc. *	3,500
	Expiration April 2012, Exercise Price $17.00
3	Google Inc-Cl A *	3,270
	Expiration April 2012, Exercise Price $670.00
75	iShares Barclays 20+ Year Treasury Bond Fund	1,575
	Expiration April 2012, Exercise Price $114.00
20	Paychex, Inc. *	300
	Expiration April 2012, Exercise Price $32.00
50	Yahoo, Inc. *	2,700
	Expiration April 2012, Exercise Price $15.00
	PUT OPTIONS - 0.1%
19	Cavium, Inc. *	2,280
	Expiration April 2012, Exercise Price $31.00
100	Electronic Arts, Inc. *	3,600
	Expiration April 2012, Exercise Price $16.00
75	iShares Barclays 20+ Year Treasury Bond Fund	16,425
	Expiration April 2012, Exercise Price $114.00

Shares	TOTAL OPTIONS PURCHASED (Cost - $42,727)	43,680

	SHORT-TERM INVESTMENTS - 17.9%
	MONEY MARKET FUND - 17.9%
8,061,532	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.22%+	8,061,532
	(Cost - $8,061,532)

	TOTAL INVESTMENTS - 104.1% (Cost - $45,412,821)	$ 46,868,868
	SECURITIES SOLD SHORT - (5.0) %	(2,242,623)
	OPTIONS WRITTEN - (0.0) %	(13,206)
	OTHER ASSETS LESS LIABILITIES - 0.9%	398,220
	NET ASSETS - 100.0%	$ 45,011,259

Shares	SECURITIES SOLD SHORT* - (5.0) %	Value
800	BorgWarner, Inc.	$ 67,472
775	Caterpillar, Inc.	82,553
400	Chevron Corp.	42,896
750	Continental Resources, Inc.	64,365
1,775	Dow Chemical Co.	61,486
725	Fastenal Co.	39,223
3,000	Goodrich Petroleum Corp.	57,060
900	Hexcel Corp.	21,609
300	International Business Machines Corp.	62,595
675	Norfolk Southern Corp.	44,435
1,050	Northrop Grumman Corp.	64,134
975	Plains Exploration & Production Co.	41,584
7,700	Powershares QQQ Trust Series 1	520,135
900	Royal Dutch Shell PLC	63,117
875	Schlumberger Ltd.	61,189
5,200	SPDR S&P 500 ETF Trust	731,744
1,050	Stone Energy Corp.	30,020
1,500	Tesoro Corp.	40,260
675	United Technologies Corp.	55,985
1,000	Valero Energy Corp.	25,770
1,700	Verizon Communications, Inc.	64,991
	TOTAL SECURITIES SOLD SHORT (Proceeds $2,271,979)	2,242,623
Contracts**
	OPTIONS WRITTEN* - (0.0) %
	CALL OPTIONS - (0.0) %
75	iShares Barclays 20+ Year Treasury Bond Fund	150
	Expiration March 2012, Exercise Price $114.00
36	SPDR S&P 500 ETF Trust	36
	Expiration March 2012, Exercise Price $143.00
	PUT OPTIONS - (0.0) %
38	Cavium Inc.	1,710
	Expiration May 2012, Exercise Price $26.00
57	Home Inns & Hotels Mgmt- ADR	5,700
	Expiration June 2012, Exercise Price $22.00
22	SINA Corp.	5,610
	Expiration April 2012, Exercise Price $62.50
	TOTAL OPTIONS WRITTEN (Premiums $14,347)	13,206

* Non-Income producing security.
** Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying stock.
+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2012.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

At March 31, 2012, net unrealized appreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was
an excess of value over cost:		$ 1,982,403
Aggregate gross unrealized depreciation for all investments for which there was
an excess of cost over value:		(495,859)
Net unrealized appreciation		$ 1,486,544

SCA Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2012

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2012  for the Fund’s assets and liabilities measured at fair value:

SCA Absolute Return Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 5,481,354	-	$ -	$ 5,481,354
Mutual Funds	-	27,064,838	-	27,064,838
Exchange Traded Funds	10,462,421	-	-	10,462,421
Private Notes	-	-	2,200,000	2,200,000
Structured Notes	-	3,756,461	-	3,756,461
Options Purchased	52,103	-	-	52,103
Short Term Investments	9,929,591	-	-	9,929,591
Total	$ 25,925,469	$ 30,821,299	$ 2,200,000	$ 58,946,768

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,898,216	$ -	$ -	$ 2,898,216
Options Written	17,016	-	-	17,016
Total	$ 2,915,232	$ -	$ -	$ 2,255,829

SCA Directional Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,626,065	-	$ -	$ 4,626,065
Mutual Funds	-	19,706,225	-	19,706,225
Exchange Traded Funds	11,477,527	-	-	11,477,527
Structured Notes	-	2,953,839	-	2,953,839
Options Purchased	43,680	-	-	43,680
Short Term Investments	8,061,532	-	-	8,061,532
Total	$ 24,208,804	$ 22,660,064	$ -	$ 46,868,868

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 2,242,623	$ -	$ -	$ 2,242,623
Options Written	13,206	-	-	13,206
Total	$ 2,255,829	$ -	$ -	$ 2,255,829

The SCA Directional Fund did not hold any Level 3 securities during the period.
There were no transfers in to and out of Level 1 and 2 during the current period presented.
It is the Funds' policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The folowing is a reconciliation of assets in which Level 3 inputs were used in determining value:

Private Note
Beginning balance	$ -
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	-
Return of capital	-
Cost of purchases	2,200,000
Proceeds from sales	-
Accrued interest	-
Net transfers in/out of Level 3	-
Ending balance	$ 2,200,000

*includes change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at March 31, 2012 of $0.

Option Transactions –

The Funds are subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk.  When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds' portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of March 31, 2012, the amount of appreciation on option contracts in the SCA Absolute Return Fund subject to equity contracts and interest rate contracts risk exposure amounted to $49,919 and $19,200, respectively. The amount of appreciation on option contracts in the SCA Directional Fund subject to equity contracts and interest rate contracts risk exposure amounted to $38,736 and $18,150, respectively.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/30/12

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/30/12